CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Jun. 30, 2017	Dec. 31, 2016
CONSOLIDATED BALANCE SHEETS [Abstract]
Preferred stock par value	$ 0.01	$ 0.01
Preferred stock shares authorized	25,000,000	25,000,000
Preferred stock shares issued	1,282	0
Preferred stock shares outstanding	1,282	0
Common stock par value	$ 0.01	$ 0.01
Common stock shares authorized	500,000,000	500,000,000
Common stock shares issued	48,970	31,831
Common stock shares outstanding	48,970	31,831